Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Central Index Key	dei_EntityCentralIndexKey	0000745463
Eaton Vance Multi-Strategy Absolute Return Fund
Risk/Return:	rr_RiskReturnAbstract
Investment Objective, Heading	rr_ObjectiveHeading	Investment Objective
Investment Objective, Primary	rr_ObjectivePrimaryTextBlock	The Fund’s investment objective is to seek total return.
Expense, Heading	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense, Narrative	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. Investors may also pay commissions or other fees to their financial intermediary when they buy and hold shares of the Fund, which are not reflected below. You may qualify for a reduced sales charge on purchases of Class A shares if you invest, or agree to invest over a 13-month period, at least $50,000 in Eaton Vance funds. Certain financial intermediaries also may offer variations in Fund sales charges to their customers as described in Appendix A – Financial Intermediary Sales Charge Variations in this Prospectus. More information about these and other discounts is available from your financial intermediary and in Sales Charges beginning on page 44 of this Prospectus and page 22 of the Fund’s Statement of Additional Information.

Shareholder Fees, Caption	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses, Caption	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses you pay each year as a percentage of the value of your investment)
Portfolio Turnover, Heading	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover	rr_PortfolioTurnoverTextBlock

The Fund and the Portfolios in which it invests (see below) pay transaction costs, such as commissions, when they buy and sell securities (or “turn over” the portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 13% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	13.00%
Expense Breakpoint, Discounts	rr_ExpenseBreakpointDiscounts

You may qualify for a reduced sales charge on purchases of Class A shares if you invest, or agree to invest over a 13-month period, at least $50,000 in Eaton Vance funds. Certain financial intermediaries also may offer variations in Fund sales charges to their customers as described in Appendix A – Financial Intermediary Sales Charge Variations in this Prospectus. More information about these and other discounts is available from your financial intermediary and in Sales Charges beginning on page 44 of this Prospectus and page 22 of the Fund’s Statement of Additional Information.

Expense Breakpoint, Minimum Investment Required Amount	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	$ 50,000
Expense Example, Heading	rr_ExpenseExampleHeading	Example.
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the operating expenses remain the same and that any expense reimbursement arrangement remains in place for the contractual period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Investment Strategy, Heading	rr_StrategyHeading	Principal Investment Strategies
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock

The Fund is a “fund of funds” and seeks to achieve its investment objective of total return by primarily allocating assets among other registered investment companies managed by Eaton Vance and its affiliates that invest in different asset classes (the “Portfolios”). The Fund also may hold investments directly. Total return is defined as income plus capital appreciation. The Fund’s portfolio managers, taking market and other factors into consideration, determine the allocation of the Fund’s assets among the Portfolios. Set forth below is a description of the Fund’s investment approach, the characteristics and risks associated with the principal investments and strategies of the Fund as a result of its investment in the Portfolios and its direct investments. References to the Fund below are to the Fund and/or one or more of the Portfolios in which it may invest.

The Fund has a flexible investment strategy and invests in a variety of securities and investments and uses a variety of investment techniques in pursuing its investment objective. The Fund may invest in individual securities of any credit quality, including those rated below investment grade (so-called “junk”) without limit. The Fund may invest in U.S. and foreign (including emerging market) securities and other instruments, including sovereign debt, corporate debt, senior floating rate loans and secured and unsecured subordinated (“junior”) loans (“loans”), municipal obligations, commodity-related investments, asset-backed securities, mortgage-backed securities and inflation-linked debt securities. The Fund may invest in zero coupon bonds, deferred interest bonds and bonds or preferred stocks on which the interest is payable in-kind (“PIK securities”), and debt obligations that are issued at a significant discount from face value (collectively, “deep discount bonds”). The Fund may invest in common and preferred stock and other hybrid securities issued by companies with a broad range of market capitalizations, including smaller companies, real estate investment trusts (“REITs”) and exchange-traded notes (“ETNs”). The Fund may invest in certain exchange traded funds (“ETFs”) beyond the limits under the Investment Company Act of 1940 (the “1940 Act”), subject to certain terms and conditions. The Fund may invest in ETFs, a type of pooled investment vehicle, in order to manage cash positions or seek exposure to certain markets or market sectors. The Fund may invest in Portfolios that apply responsible investing criteria when selecting investments. In addition, the Fund may invest in Portfolios that are authorized to borrow to acquire additional investments. There is no assurance that a borrowing strategy will be successful. Under normal market conditions, the Fund expects to maintain a target portfolio duration of -5 years to 5 years. Under normal market conditions, the investment adviser targets Fund performance volatility ranging between approximately 2.0% and 6.5% annually. The Fund’s actual, or realized, volatility for longer or shorter periods may, however, be materially higher or lower than the target range, depending on market conditions. Actual or realized volatility can and will differ from the target volatility described above.

The Fund may gain exposure to commodities by investing in certain Portfolios that invest in commodities and commodity-related investments. Each such Portfolio may invest up to 25% of its assets in a wholly-owned subsidiary organized under the laws of the Cayman Islands, which invests primarily in commodity-related investments, as well as securities and other instruments in which such Portfolio is permitted to invest (the “Subsidiary”).

The Fund expects to achieve certain investment exposures primarily through derivative transactions, including (but not limited to) futures, forward foreign currency exchange contracts and credit default swaps, which may create economic leverage in the Fund. The Fund may engage in derivative transactions to seek total return, to hedge against fluctuations in securities prices, interest rates or currency exchange rates, to change the effective duration of its portfolio, to manage certain investment risks and/or as a substitute for the purchase or sale of securities, currencies or commodities. Such transactions may include: the purchase or sale of futures contracts on securities, indices or other financial instruments or currencies; options on futures contracts; deliverable and nondeliverable (“NDF”) forward foreign currency exchange contracts (“forwards”); exchange-traded and over-the-counter options on securities, indices or currencies; cross-currency, interest rate, total return, inflation and credit default swaps; forward rate agreements; and credit linked notes and other similarly structured products, including but not limited to instruments that have a greater or lesser credit risk than the security underlying that instrument. The Fund may seek to generate incremental return by writing a series of call and put option spread transactions on the S&P 500 Composite Stock Price Index (S&P 500 Index) and/or a proxy for the S&P 500 Index (such as SPDR Trust Series 1 (SPDRs)). There is no stated limit on the Fund’s use of derivatives. The Fund may engage in repurchase agreements, reverse repurchase agreements, forward commitments and short sales. The Fund may sell securities and other instruments short, provided that not more than 15% of net assets is held as collateral for such sales.

The Fund employs an “absolute return” investment approach. This means that the Fund benchmarks itself to an index of cash instruments, rather than a stock or bond market index, and seeks to achieve returns that exceed its benchmark and are largely independent of broad movements in stocks and bonds. The Fund’s benchmark is the ICE BofAML 3-Month U.S. Treasury Bill Index.

In making investment decisions on behalf of the Fund, the investment adviser combines a fundamental asset valuation model with quantitative portfolio optimization and risk management techniques. The investment adviser seeks to invest in sectors of the market which it believes offers the best risk adjusted returns and intends to manage the targeted volatility of the Fund. Certain investment techniques such as buying/selling options and futures, swaps and other derivatives may also be employed to reduce the Fund’s volatility.

Strategy Portfolio Concentration	rr_StrategyPortfolioConcentration

The Fund is a “fund of funds” and seeks to achieve its investment objective of total return by primarily allocating assets among other registered investment companies managed by Eaton Vance and its affiliates that invest in different asset classes (the “Portfolios”). The Fund also may hold investments directly. Total return is defined as income plus capital appreciation. The Fund’s portfolio managers, taking market and other factors into consideration, determine the allocation of the Fund’s assets among the Portfolios. Set forth below is a description of the Fund’s investment approach, the characteristics and risks associated with the principal investments and strategies of the Fund as a result of its investment in the Portfolios and its direct investments. References to the Fund below are to the Fund and/or one or more of the Portfolios in which it may invest.

Risk, Heading	rr_RiskHeading	Principal Risks
Risk, Narrative	rr_RiskNarrativeTextBlock

Market Risk. The value of investments held by the Fund may increase or decrease in response to economic, political and financial events (whether real, expected or perceived) in the U.S. and global markets. The frequency and magnitude of such changes in value cannot be predicted. Certain securities and other investments held by the Fund may experience increased volatility, illiquidity, or other potentially adverse effects in reaction to changing market conditions. Actions taken by the U.S. Federal Reserve or foreign central banks to stimulate or stabilize economic growth, such as decreases or increases in short-term interest rates, could cause high volatility in markets. No active trading market may exist for certain investments, which may impair the ability of the Fund to sell or to realize the full value of such investments in the event of the need to liquidate such assets. Fixed-income markets may experience periods of relatively high volatility due to rising U.S. treasury yields which, in part, reflect the market’s expectations for higher U.S. economic growth and inflation.

Absolute Return Strategy. The Fund employs an “absolute return” investment approach, benchmarking itself to an index of cash instruments and seeking to achieve returns that are largely independent of broad movements in stocks and bonds. Unlike equity funds, the Fund should not be expected to benefit from general equity market returns. Different from fixed income funds, the Fund may not generate current income and should not be expected to experience price appreciation as interest rates decline. Although the investment adviser seeks to maximize absolute return, the Fund may not generate positive returns.

Foreign Investment Risk. Foreign investments can be adversely affected by political, economic and market developments abroad, including the imposition of economic and other sanctions by the United States or another country. Foreign markets may be smaller, less liquid and more volatile than the major markets in the United States, and as a result, Fund share values may be more volatile. Trading in foreign markets typically involves higher expense than trading in the United States. The Fund may have difficulties enforcing its legal or contractual rights in a foreign country. Depositary receipts are subject to many of the risks associated with investing directly in foreign instruments.

Economic data as reported by sovereign entities may be delayed, inaccurate or fraudulent. In the event of a default by a sovereign entity, there are typically no assets to be seized or cash flows to be attached. Furthermore, the willingness or ability of a sovereign entity to renegotiate defaulted debt may be limited. Therefore, losses on sovereign defaults may far exceed the losses from the default of a similarly rated U.S. debt issuer.

Emerging Markets Investment Risk. Investment markets in emerging market countries are typically smaller, less liquid and more volatile than developed markets, and emerging market securities often involve greater risks than developed market securities.

Currency Risk. Exchange rates for currencies fluctuate daily. The value of foreign investments may be affected favorably or unfavorably by changes in currency exchange rates in relation to the U.S. dollar. Currency markets generally are not as regulated as securities markets and currency transactions are subject to settlement, custodial and other operational risks.

Derivatives Risk. The Fund’s exposure to derivatives involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other investments. The use of derivatives can lead to losses because of adverse movements in the price or value of the asset, index, rate or instrument underlying a derivative, due to failure of a counterparty or due to tax or regulatory constraints. Derivatives may create leverage in the Fund, which represents a non-cash exposure to the underlying asset, index, rate or instrument. Leverage can increase both the risk and return potential of the Fund. Derivatives risk may be more significant when derivatives are used to enhance return or as a substitute for a cash investment position, rather than solely to hedge the risk of a position held by the Fund. Use of derivatives involves the exercise of specialized skill and judgment, and a transaction may be unsuccessful in whole or in part because of market behavior or unexpected events. Changes in the value of a derivative (including one used for hedging) may not correlate perfectly with the underlying asset, rate, index or instrument. Derivative instruments traded in over-the-counter markets may be difficult to value, may be illiquid, and may be subject to wide swings in valuation caused by changes in the value of the underlying instrument. If a derivative’s counterparty is unable to honor its commitments, the value of Fund shares may decline and the Fund could experience delays in the return of collateral or other assets held by the counterparty. The loss on derivative transactions may substantially exceed the initial investment, particularly when there is no stated limit on the Fund’s use of derivatives. A derivative investment also involves the risks relating to the asset, index, rate or instrument underlying the investment.

Leverage Risk. Certain fund transactions may give rise to leverage. Leverage can result from a non-cash exposure to an asset, index, rate or instrument. Leverage can increase both the risk and return potential of the Fund. The Fund is required to segregate liquid assets or otherwise cover the Fund’s obligation created by a transaction that may give rise to leverage. The use of leverage may cause the Fund to liquidate portfolio positions when it may not be advantageous to do so to satisfy its obligations or to meet segregation requirements. Leverage may cause the Fund’s share price to be more volatile than if it had not been leveraged, as certain types of leverage may exaggerate the effect of any increase or decrease in the value of the Fund’s portfolio securities. The loss on leveraged investments may substantially exceed the initial investment.

S&P 500 Index and SPDR Risk. Call and put spreads employed by the Fund may be based on the S&P 500 Index or on SPDRs. In the case of the S&P 500 Index, returns realized on the Fund’s call and put spread positions over each roll cycle will be determined primarily by the performance of the S&P 500 Index. If the S&P 500 Index appreciates or depreciates sufficiently over the period to offset the net premium received, the Fund will incur a net loss. The amount of potential loss in the event of a sharp market movement is subject to a cap defined by the difference in strike prices between written and purchased call and put options, and the notional value of the positions. SPDRs represent share interests in an exchange-traded fund that seeks to replicate the performance of the S&P 500 Index. The value of SPDRs is subject to change as the values of the component securities fluctuate. The performance of SPDRs may not exactly match the performance of the S&P 500 Index. SPDR options do not qualify as “section 1256 contracts” and disposition of any SPDR options utilized will likely result in short-term or long-term capital gains or losses, depending on the holding period. SPDRs reflect the underlying risks of the S&P 500 Index and SPDR options are subject to the same risks as S&P 500 Index options.

Inflation-Linked Investments Risk. Inflation-linked investments are subject to the effects of changes in market interest rates caused by factors other than inflation (real interest rates). In general, the price of an inflation-linked investment tends to decrease when real interest rates increase and increase when real interest rates decrease. Interest payments on inflation-linked investments may vary widely and will fluctuate as the principal and interest are adjusted for inflation. Any increase in the principal amount of an inflation-linked investment will be considered taxable ordinary income, even though the Fund will not receive the principal until maturity. There can be no assurance that the inflation index used will accurately measure the real rate of inflation in the prices of goods and services. The Fund’s investments in inflation-linked investments may lose value in the event that the actual rate of inflation is different from the rate of the inflation index.

Credit Risk. Investments in fixed income and other debt obligations, including loans, (referred to below as “debt instruments”) are subject to the risk of non-payment of scheduled principal and interest. Changes in economic conditions or other circumstances may reduce the capacity of the party obligated to make principal and interest payments on such instruments and may lead to defaults. Such non-payments and defaults may reduce the value of Fund shares and income distributions. The value of debt instruments also may decline because of concerns about the issuer’s ability to make principal and interest payments. In addition, the credit ratings of debt instruments may be lowered if the financial condition of the party obligated to make payments with respect to such instruments deteriorates. In the event of bankruptcy of the issuer of a debt instrument, the Fund could experience delays or limitations with respect to its ability to realize the benefits of any collateral securing the instrument. In order to enforce its rights in the event of a default, bankruptcy or similar situation, the Fund may be required to retain legal or similar counsel, which may increase the Fund’s operating expenses and adversely affect net asset value.

Interest Rate Risk. In general, the value of income securities will fluctuate based on changes in interest rates. The value of these securities is likely to increase when interest rates fall and decline when interest rates rise. Generally, securities with longer durations are more sensitive to changes in interest rates than shorter duration securities, causing them to be more volatile. Conversely, fixed income securities with shorter durations will be less volatile but generally provide lower returns than fixed income securities with longer durations. In a rising interest rate environment, the durations of income securities that have the ability to be prepaid or called by the issuer may be extended. In a declining interest rate environment, the proceeds from prepaid or maturing instruments may have to be reinvested at a lower interest rate.

Equity Securities Risk. The value of equity securities and related instruments may decline in response to adverse changes in the economy or the economic outlook; deterioration in investor sentiment; interest rate, currency, and commodity price fluctuations; adverse geopolitical, social or environmental developments; issuer and sector-specific considerations; and other factors. Market conditions may affect certain types of stocks to a greater extent than other types of stocks. If the stock market declines in value, the value of the Fund’s equity securities will also likely decline. Although prices can rebound, there is no assurance that values will return to previous levels.

Smaller Company Risk. The stocks of smaller, less seasoned companies are generally subject to greater price fluctuations, limited liquidity, higher transaction costs and higher investment risk than the stocks of larger, more established companies. Such companies may have limited product lines, markets or financial resources, may be dependent on a limited management group, and may lack substantial capital reserves or an established performance record. There may be generally less publicly available information about such companies than for larger, more established companies. Stocks of these companies frequently have lower trading volumes making them more volatile and potentially more difficult to value.

Additional Risks of Loans. Loans are traded in a private, unregulated inter-dealer or inter-bank resale market and are generally subject to contractual restrictions that must be satisfied before a loan can be bought or sold. These restrictions may impede the Fund’s ability to buy or sell loans (thus affecting their liquidity) and may negatively impact the transaction price. See also “Market Risk” above. It also may take longer than seven days for transactions in loans to settle. Due to the possibility of an extended loan settlement process, the Fund may hold cash, sell investments or temporarily borrow from banks or other lenders to meet short-term liquidity needs, such as to satisfy redemption requests from Fund shareholders. Loans may be structured such that they are not securities under securities law, and in the event of fraud or misrepresentation by a borrower, lenders may not have the protection of the anti-fraud provisions of the federal securities laws. Loans are also subject to risks associated with other types of income investments as described herein.

Lower Rated Investments Risk. Investments rated below investment grade and comparable unrated investments (sometimes referred to as “junk”) have speculative characteristics because of the credit risk associated with their issuers. Changes in economic conditions or other circumstances typically have a greater effect on the ability of issuers of lower rated investments to make principal and interest payments than they do on issuers of higher rated investments. An economic downturn generally leads to a higher non-payment rate, and a lower rated investment may lose significant value before a default occurs. Lower rated investments typically are subject to greater price volatility and illiquidity than higher rated investments.

U.S. Government Securities Risk. Although certain U.S. Government-sponsored agencies (such as the Federal Home Loan Mortgage Corporation and the Federal National Mortgage Association) may be chartered or sponsored by acts of Congress, their securities are neither issued nor guaranteed by the U.S. Treasury. U.S. Treasury securities generally have a lower return than other obligations because of their higher credit quality and market liquidity.

Risks of Repurchase Agreements and Reverse Repurchase Agreements. In the event of the insolvency of the counterparty to a repurchase agreement or reverse repurchase agreement, recovery of the repurchase price owed to the Fund or, in the case of a reverse repurchase agreement, the securities sold by the Fund, may be delayed. In a repurchase agreement, such insolvency may result in a loss to the extent that the value of the purchased securities decreases during the delay or that value has otherwise not been maintained at an amount equal to the repurchase price. In a reverse repurchase agreement, the counterparty’s insolvency may result in a loss equal to the amount by which the value of the securities sold by the Fund exceeds the repurchase price payable by the Fund; if the value of the purchased securities increases during such a delay, that loss may also be increased. When the Fund enters into a reverse repurchase agreement, any fluctuations in the market value of either the securities sold to the counterparty or the securities which the Fund purchases with its proceeds from the agreement would affect the value of the Fund’s assets. As a result, such agreements may increase fluctuations in the net asset value of the Fund’s shares. Because reverse repurchase agreements may be considered to be a form of borrowing by the Fund (and a loan from the counterparty), they constitute leverage. If the Fund reinvests the proceeds of a reverse repurchase agreement at a rate lower than the cost of the agreement, entering into the agreement will lower the Fund’s yield.

PIK Securities Risk. Bonds and preferred stocks that make payments “in-kind” (“PIK”) and other securities that do not pay regular income distributions may experience greater volatility in response to interest rate changes and issuer developments. PIK securities generally carry higher interest rates compared to bonds that make cash payments of interest to reflect the increased risks associated with the deferral of interest payments. PIK securities may involve additional risk because the Fund receives no cash payments until the maturity date or a specified cash payment date. If the issuer of a PIK security defaults the Fund may lose its entire investment. The Fund may be required to sell investments to obtain cash needed for income distributions.

Zero-Coupon And Deep Discount Bond Risk. Zero-coupon and deep discount bonds may experience greater volatility in market value due to changes in interest rates. The Fund accrues income on the discount amortization of these investments, which it is required to distribute each year. The Fund may be required to sell investments to obtain cash needed for income distributions.

Commodity-Related Investments Risk. The value of commodity investments will generally be affected by overall market movements and factors specific to a particular industry or commodity, which may include weather, embargoes, tariffs, and health, political, international and regulatory developments. Economic and other events (whether real or perceived) can reduce the demand for commodities, which may reduce market prices and cause the value of the Fund’s commodity investments to fall. The frequency and magnitude of such changes are unpredictable. Exposure to commodities and commodity markets may subject the Fund to greater volatility than investments in traditional securities. No active trading market may exist for certain commodity investments, which may impair the ability of the Fund to sell or to realize the full value of such investments in the event of the need to liquidate such investments. In addition, adverse market conditions may impair the liquidity of actively traded commodity investments.

As noted above, the Fund expects to invest in the Subsidiary, which invests in commodity-related investments, as well as other permitted instruments. The Subsidiary is subject to the laws of the Cayman Islands and is not subject to U.S. laws, including securities laws and their protections and provisions of the Internal Revenue Code (the “Code”). Because the Subsidiary is not registered under U.S. federal securities laws, it may not be able to negotiate terms with its counterparties that are equivalent to those of a registered fund. As a result, the Subsidiary may have greater exposure to those counterparties than a registered fund. Changes in the laws of the United States and/or the Cayman Islands could result in the inability of the Subsidiary to operate as described, and could adversely affect the Fund’s investment approach. In addition, commodity-related investments generally generate income that is not qualifying income for purposes of meeting source of income tests applicable to mutual funds under the Code. The Internal Revenue Service (“IRS”) has issued proposed regulations effectively providing that the Subsidiary’s realized annual net profit, if any, will constitute “qualifying income” only to the extent it is timely and currently repatriated to the registered fund/Portfolio (notwithstanding any previously issued private letter ruling or advice from counsel). As the Fund intends to satisfy the source of income tests under the Code, its ability to invest in commodity-related investments may become limited, and the Fund may incur transaction and other costs to comply with any new or additional guidance from the IRS. The tax treatment of commodity-related investments and income from the Subsidiary may be adversely affected by future legislation, Treasury Regulations and/or guidance issued by the IRS that could affect the character, timing and/or amount of the Fund’s taxable income or any gains and distributions made by the Fund.

Municipal Obligation Risk. The amount of public information available about municipal obligations is generally less than for corporate equities or bonds, meaning that the investment performance of municipal obligations may be more dependent on the analytical abilities of the investment adviser than stock or corporate bond investments. The secondary market for municipal obligations also tends to be less well-developed and less liquid than many other securities markets, which may limit the Fund’s ability to sell its municipal obligations at attractive prices. The differences between the price at which an obligation can be purchased and the price at which it can be sold may widen during periods of market distress. Less liquid obligations can become more difficult to value and be subject to erratic price movements. The increased presence of nontraditional participants (such as proprietary trading desks of investment banks and hedge funds) or the absence of traditional participants (such as individuals, insurance companies, banks and life insurance companies) in the municipal markets may lead to greater volatility in the markets because non-traditional participants may trade more frequently or in greater volume.

Real Estate Risk. Real estate investments are subject to risks associated with owning real estate, including declines in real estate values, increases in property taxes, fluctuations in interest rates, limited availability of mortgage financing, decreases in revenues from underlying real estate assets, declines in occupancy rates, changes in government regulations affecting zoning, land use, and rents, environmental liabilities, and risks related to the management skill and creditworthiness of the issuer. Companies in the real estate industry may also be subject to liabilities under environmental and hazardous waste laws, among others. REITs must satisfy specific requirements for favorable tax treatment and can involve unique risks in addition to the risks generally affecting the real estate industry. Changes in underlying real estate values may have an exaggerated effect to the extent that investments are concentrated in particular geographic regions or property types.

ETF Risk. ETFs are subject to the risks of investing in the underlying securities or other investments. ETF shares may trade at a premium or discount to net asset value and are subject to secondary market trading risks. In addition, the Fund will bear a pro rata portion of the operating expenses of an ETF in which it invests. Other pooled investment vehicles generally are subject to risks similar to those of ETFs.

ETN Risk. ETNs are debt obligations and their payments of interest or principal are linked to the performance of a reference investment (typically an index). ETNs are subject to the performance of their issuer and may lose all or a portion of their entire value if the issuer fails or its credit rating changes. An ETN that is tied to a specific index may not be able to replicate and maintain exactly the composition and weighting of the components of that index.  ETNs also incur certain expenses not incurred by the reference investment and the cost of owning an ETN may exceed the cost of investing directly in the reference investment.  The market trading price of an ETN may be more volatile than the reference investment it is designed to track. The Fund may purchase an ETN at prices that exceed its net asset value and may sell such investments at prices below such net asset value. The Fund may not be able to liquidate ETN holdings at the time and price desired, which may impact Fund performance.

Borrowing Risk. Borrowing cash to increase investments (sometimes referred to as “leverage”) may exaggerate the effect on the Fund’s net asset value of any increase or decrease in the value of the security purchased with the borrowings. Successful use of a borrowing strategy depends on the investment adviser’s ability to predict correctly interest rates and market movements. There can be no assurance that the use of borrowings will be successful. In connection with its borrowings, the Fund will be required to maintain specified asset coverage with respect to such borrowings by applicable federal securities laws and the terms of its credit facility with the lender. The Fund may be required to dispose of portfolio investments on unfavorable terms if market fluctuations or other factors cause the required asset coverage to be less than the prescribed amount. Borrowings involve additional expense to the Fund.

Short Sale Risk. The Fund will incur a loss as a result of a short sale if the price of the security sold short increases in value between the date of the short sale and the date on which the Fund purchases the security to replace the borrowed security. In addition, a lender may request, or market conditions may dictate, that securities sold short be returned to the lender on short notice, and the Fund may have to buy the securities sold short at an unfavorable price and/or may have to sell related long positions before it had intended to do so. The Fund may not be able to successfully implement its short sale strategy due to limited availability of desired securities or for other reasons. The Fund may also be required to pay a premium and other transaction costs, which would increase the cost of the security sold short. The amount of any gain will be decreased and the amount of any loss increased, by the amount of the premium, dividends, interest or expenses the Fund may be required to pay in connection with the short sale. Because losses on short sales arise from increases in the value of the security sold short, the Fund’s losses are potentially unlimited in a short sale transaction. Short sales could be speculative transactions and involve special risks, including greater reliance on the investment adviser’s ability to accurately anticipate the future value of a security.

Preferred Stock Risk. Although preferred stocks represent an ownership interest in an issuer, preferred stocks generally do not have voting rights or have limited voting rights and have economic characteristics similar to fixed-income securities. Preferred stocks are subject to issuer-specific risks generally applicable to equity securities and credit and interest rate risks generally applicable to fixed-income securities. The value of preferred stock generally declines when interest rates rise and may react more significantly than bonds and other debt instruments to actual or perceived changes in the company’s financial condition or prospects.

Mortgage- and Asset-Backed Securities Risk. Mortgage- and asset-backed securities represent interests in “pools” of commercial or residential mortgages or other assets, including consumer loans or receivables. Movements in interest rates (both increases and decreases) may quickly and significantly reduce the value of certain types of mortgage- and asset-backed securities. Although certain mortgage- and asset-backed securities are guaranteed as to timely payment of interest and principal by a government entity, the market price for such securities is not guaranteed and will fluctuate. The purchase of mortgage- and asset-backed securities issued by non-government entities may entail greater risk than such securities that are issued or guaranteed by a government entity. Mortgage- and asset-backed securities issued by non-government entities may offer higher yields than those issued by government entities, but may also be subject to greater volatility than government issues and can also be subject to greater credit risk and the risk of default on the underlying mortgages or other assets. Investments in mortgage- and asset-backed securities are subject to both extension risk, where borrowers pay off their debt obligations more slowly in times of rising interest rates, and prepayment risk, where borrowers pay off their debt obligations sooner than expected in times of declining interest rates.

Convertible Securities and Other Hybrid Securities Risk. Convertible securities and other hybrid securities generally possess characteristics common to both equity and debt securities. In addition to risks associated with investing in income securities, such as interest rate and credit risks, convertible securities and other hybrid securities may be subject to issuer-specific and market risks generally applicable to equity securities. Convertible securities may also react to changes in the value of the common stock into which they convert, and are thus subject to equity investing and market risks. A convertible security may be converted at an inopportune time, which may decrease the Fund’s return.

When-Issued and Forward Commitment Risk. Securities purchased on a when-issued or forward commitment basis are subject to the risk that when delivered they will be worth less than the agreed upon payment price.

Responsible Investing Risk. The application of responsible investment criteria may affect the Fund’s exposure to certain sectors or types of investments, and may impact the Fund’s relative investment performance depending on whether such sectors or investments are in or out of favor in the market. Investing in responsible investments carries the risk that, under certain market conditions, the Fund may underperform funds that do not utilize a responsible investment strategy.

Risks Associated with Active and Quantitative Management. The success of the Fund’s investment strategy depends on portfolio management’s successful application of analytical skills and investment judgment. Active management involves subjective decisions. The portfolio managers also use quantitative portfolio optimization and risk management techniques in making investment decisions for the Fund. There can be no assurance that these techniques will achieve the desired results.

General Fund Investing Risks. The Fund is not a complete investment program and there is no guarantee that the Fund will achieve its investment objective. It is possible to lose money by investing in the Fund. The Fund is designed to be a long-term investment vehicle and is not suited for short-term trading. Investors in the Fund should have a long-term investment perspective and be able to tolerate potentially sharp declines in value. Purchase and redemption activities by Fund shareholders may impact the management of the Fund and its ability to achieve its investment objective(s). In addition, the redemption by one or more large shareholders or groups of shareholders of their holdings in the Fund could have an adverse impact on the remaining shareholders in the Fund. An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Risk, Lose Money	rr_RiskLoseMoney	The Fund is not a complete investment program and there is no guarantee that the Fund will achieve its investment objective. It is possible to lose money by investing in the Fund.
Risk, Not Insured Depository Institution	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	Performance
Performance, Narrative	rr_PerformanceNarrativeTextBlock

The following bar chart and table provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and how the Fund’s average annual total returns over time compare with those of a broad-based securities market index. The returns in the bar chart are for Class A shares and do not reflect a sales charge. If the sales charge was reflected, the returns would be lower. Prior to July 1, 2009, the Fund’s investment team employed a pre-determined fixed allocation approach by investing the Fund’s assets approximately equally among three Portfolios, investing in mortgage-backed securities, senior floating-rate loans and high yield bonds. Effective July 1, 2009, the Fund changed its objectives and investment strategies to permit investment in multiple Portfolios and adopted a policy to invest at least 85% (changed to 70% as of September 12, 2011) of its net assets in income instruments, including, but not limited to, senior and subordinated debt obligations, preferred stock and convertible securities. Effective September 1, 2014, the Fund’s policy to invest at least 70% of its net assets in income instruments was eliminated. Past performance (both before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated Fund performance information can be obtained by visiting www.eatonvance.com.

Performance, Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns

The following bar chart and table provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and how the Fund’s average annual total returns over time compare with those of a broad-based securities market index.

Performance Availability Website Address	rr_PerformanceAvailabilityWebSiteAddress	www.eatonvance.com
Performance Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	Past performance (both before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Bar Chart Does Not Reflect Sales Loads	rr_BarChartDoesNotReflectSalesLoads	The returns in the bar chart are for Class A shares and do not reflect a sales charge. If the sales charge was reflected, the returns would be lower.
Bar Chart, Closing	rr_BarChartClosingTextBlock

For the ten years ended December 31, 2017, the highest quarterly total return for Class A was 13.69% for the quarter ended June 30, 2009, and the lowest quarterly return was -15.47% for the quarter ended December 31, 2008. For the 30 days ended October 31, 2017, the SEC yield for Class A shares was 0.91%, for Class B shares was 0.20%, for Class C shares was 0.21% and for Class I shares was 1.20%. Current yield information can be obtained by visiting www.eatonvance.com.

Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	For the ten years ended December 31, 2017, the highest quarterly total return for Class A was
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	13.69%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	and the lowest quarterly return was
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(15.47%)
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Return as of December 31, 2017
Performance Table Does Reflect Sales Loads	rr_PerformanceTableDoesReflectSalesLoads	These returns reflect the maximum sales charge for Class A (4.75%) and any applicable contingent deferred sales charge (“CDSC”) for Class B and Class C.
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate

After-tax returns are calculated using the highest historical individual federal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on a shareholder’s tax situation and the actual characterization of distributions, and may differ from those shown.

Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns are not relevant to shareholders who hold shares in tax-deferred accounts or to shares held by non-taxable entities.
Performance Table One Class of after Tax Shown	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns for other Classes of shares will vary from the after-tax returns presented for Class A shares.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher

Return After Taxes on Distributions for a period may be the same as Return Before Taxes for that period because no taxable distributions were made during that period. Also, Return After Taxes on Distributions and the Sale of Fund Shares for a period may be greater than or equal to Return After Taxes on Distributions for the same period because of losses realized on the sale of Fund shares.

Performance Table Footnotes, Reason Performance Information for Class Different from Immediately Preceding Period [Text]	rr_PerformanceTableFootnotesReasonPerformanceInformationForClassDifferentFromImmediatelyPrecedingPeriod

The Class I performance shown above for the period prior to October 1, 2009 (commencement of operations) is the performance of Class A shares at net asset value without adjustment for any differences in the expenses of the two classes. If adjusted for such differences, returns would be different.

Performance Table, Closing	rr_PerformanceTableClosingTextBlock

These returns reflect the maximum sales charge for Class A (4.75%) and any applicable contingent deferred sales charge (“CDSC”) for Class B and Class C. The Class I performance shown above for the period prior to October 1, 2009 (commencement of operations) is the performance of Class A shares at net asset value without adjustment for any differences in the expenses of the two classes. If adjusted for such differences, returns would be different. ICE Data Indices, LLC indices not for redistribution or other uses; provided “as is,” without warranties, and with no liability. Eaton Vance has prepared this report, ICE Data Indices, LLC does not endorse it, or guarantee, review, or endorse Eaton Vance’s products. Investors cannot invest directly in an Index.

After-tax returns are calculated using the highest historical individual federal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on a shareholder’s tax situation and the actual characterization of distributions, and may differ from those shown. After-tax returns are not relevant to shareholders who hold shares in tax-deferred accounts or to shares held by non-taxable entities. After-tax returns for other Classes of shares will vary from the after-tax returns presented for Class A shares. Return After Taxes on Distributions for a period may be the same as Return Before Taxes for that period because no taxable distributions were made during that period. Also, Return After Taxes on Distributions and the Sale of Fund Shares for a period may be greater than or equal to Return After Taxes on Distributions for the same period because of losses realized on the sale of Fund shares.

Eaton Vance Multi-Strategy Absolute Return Fund | ICE BofAML3-Month U.S. Treasury Bill Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
Index No Deduction for Fees, Expenses, Taxes	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses or taxes)
One Year	rr_AverageAnnualReturnYear01	0.86%
Five Years	rr_AverageAnnualReturnYear05	0.27%
Ten Years	rr_AverageAnnualReturnYear10	0.39%
Eaton Vance Multi-Strategy Absolute Return Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	4.75%
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of net asset value at purchase or redemption)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management Fees	rr_ManagementFeesOverAssets	none
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.22%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.77%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.24%
1 Year	rr_ExpenseExampleYear01	$ 595
3 Years	rr_ExpenseExampleYear03	850
5 Years	rr_ExpenseExampleYear05	1,124
10 Years	rr_ExpenseExampleYear10	1,904
1 Year	rr_ExpenseExampleNoRedemptionYear01	595
3 Years	rr_ExpenseExampleNoRedemptionYear03	850
5 Years	rr_ExpenseExampleNoRedemptionYear05	1,124
10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 1,904
Annual Return 2008	rr_AnnualReturn2008	(19.40%)
Annual Return 2009	rr_AnnualReturn2009	33.14%
Annual Return 2010	rr_AnnualReturn2010	7.25%
Annual Return 2011	rr_AnnualReturn2011	0.67%
Annual Return 2012	rr_AnnualReturn2012	2.33%
Annual Return 2013	rr_AnnualReturn2013	(1.21%)
Annual Return 2014	rr_AnnualReturn2014	1.23%
Annual Return 2015	rr_AnnualReturn2015	0.49%
Annual Return 2016	rr_AnnualReturn2016	3.03%
Annual Return 2017	rr_AnnualReturn2017	1.88%
One Year	rr_AverageAnnualReturnYear01	(2.94%)
Five Years	rr_AverageAnnualReturnYear05	0.10%
Ten Years	rr_AverageAnnualReturnYear10	1.77%
Thirty Day Yield Column [Text]	rr_ThirtyDayYieldColumnName	For the 30 days ended October 31, 2017, the SEC yield for Class A shares was
Thirty Day Yield	rr_ThirtyDayYield	0.91%
Eaton Vance Multi-Strategy Absolute Return Fund | Class A | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	(3.62%)
Five Years	rr_AverageAnnualReturnYear05	(0.58%)
Ten Years	rr_AverageAnnualReturnYear10	0.74%
Eaton Vance Multi-Strategy Absolute Return Fund | Class A | After Taxes on Distributions and Sales
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	(1.62%)
Five Years	rr_AverageAnnualReturnYear05	(0.16%)
Ten Years	rr_AverageAnnualReturnYear10	1.02%
Eaton Vance Multi-Strategy Absolute Return Fund | Class B
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of net asset value at purchase or redemption)	rr_MaximumDeferredSalesChargeOverOfferingPrice	5.00%
Management Fees	rr_ManagementFeesOverAssets	none
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	0.23%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.77%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.00%
1 Year	rr_ExpenseExampleYear01	$ 703
3 Years	rr_ExpenseExampleYear03	1,027
5 Years	rr_ExpenseExampleYear05	1,278
10 Years	rr_ExpenseExampleYear10	2,131
1 Year	rr_ExpenseExampleNoRedemptionYear01	203
3 Years	rr_ExpenseExampleNoRedemptionYear03	627
5 Years	rr_ExpenseExampleNoRedemptionYear05	1,078
10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 2,131
One Year	rr_AverageAnnualReturnYear01	(3.93%)
Five Years	rr_AverageAnnualReturnYear05	(0.07%)
Ten Years	rr_AverageAnnualReturnYear10	1.48%
Thirty Day Yield Column [Text]	rr_ThirtyDayYieldColumnName	for Class B shares was
Thirty Day Yield	rr_ThirtyDayYield	0.20%
Eaton Vance Multi-Strategy Absolute Return Fund | Class C
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of net asset value at purchase or redemption)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%
Management Fees	rr_ManagementFeesOverAssets	none
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	0.22%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.77%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.99%
1 Year	rr_ExpenseExampleYear01	$ 302
3 Years	rr_ExpenseExampleYear03	624
5 Years	rr_ExpenseExampleYear05	1,073
10 Years	rr_ExpenseExampleYear10	2,317
1 Year	rr_ExpenseExampleNoRedemptionYear01	202
3 Years	rr_ExpenseExampleNoRedemptionYear03	624
5 Years	rr_ExpenseExampleNoRedemptionYear05	1,073
10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 2,317
One Year	rr_AverageAnnualReturnYear01	0.23%
Five Years	rr_AverageAnnualReturnYear05	0.32%
Ten Years	rr_AverageAnnualReturnYear10	1.50%
Thirty Day Yield Column [Text]	rr_ThirtyDayYieldColumnName	for Class C shares was
Thirty Day Yield	rr_ThirtyDayYield	0.21%
Eaton Vance Multi-Strategy Absolute Return Fund | Class I
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of net asset value at purchase or redemption)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management Fees	rr_ManagementFeesOverAssets	none
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.22%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.77%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.99%
1 Year	rr_ExpenseExampleYear01	$ 101
3 Years	rr_ExpenseExampleYear03	315
5 Years	rr_ExpenseExampleYear05	547
10 Years	rr_ExpenseExampleYear10	1,213
1 Year	rr_ExpenseExampleNoRedemptionYear01	101
3 Years	rr_ExpenseExampleNoRedemptionYear03	315
5 Years	rr_ExpenseExampleNoRedemptionYear05	547
10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 1,213
One Year	rr_AverageAnnualReturnYear01	2.08%
Five Years	rr_AverageAnnualReturnYear05	1.32%
Ten Years	rr_AverageAnnualReturnYear10	2.48%
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct. 01, 2009
Thirty Day Yield Column [Text]	rr_ThirtyDayYieldColumnName	for Class I shares was
Thirty Day Yield	rr_ThirtyDayYield	1.20%

[1]	Reflects the Fund's allocable share of the advisory fee and other expenses of the Portfolios in which it invests. Acquired Fund Fees and Expenses include interest and dividend expense, primarily on securities sold short in one or more of the Portfolios in which it invests, of 0.01%.